OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
Payroll and other employee related accruals	$ 16,930	$ 13,147
Accrued expenses	7,152	7,173
Government authorities	1,475	2,331
Provision for return	2,962	1,885
Royalties provision	12	150
Others	0	6
Other Payables And Accrued Expenses	$ 28,531	$ 24,692